Fair Value Measurements (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale investments- marketable equity securities	$ 25,681,848	$ 38,858,216
Fair Value, Inputs, Level 3 [Member]
Available-for-sale investments- marketable equity securities
Fair Value, Inputs, Level 2 [Member]
Available-for-sale investments- marketable equity securities	25,681,848	38,858,216
Fair Value, Inputs, Level 1 [Member]
Available-for-sale investments- marketable equity securities